Loans Due From Third Parties	6 Months Ended
Jun. 30, 2021
Loan Due From Third Parties [Abstract]
LOANS DUE FROM THIRD PARTIES
6.	LOANS DUE FROM THIRD PARTIES

	June 30, 2021	December 31, 2020
	(Unaudited)
Loans due from third parties	$21,131,865	$17,698,084
Less: allowance for credit losses	(39,446)	(27,432)
	$21,092,419	$17,670,652

As of June 30, 2021, the balance of loans due from third parties was comprised of interest bearing loans of $9.64 million, $4.90 million, and $6.54 million, due from three third parties, and a non-interest bearing loan of $0.05 million due from a third party. These interest bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $11.50 million are pledged either with real estate assets or customer’s trade receivables.

As of December 31, 2020, the balance of loans due from third parties was comprised of loans of $11.40 million, $3.31 million, $2.78 million, and $0.15 million due from four third parties, and a non-interest bearing loan of $0.05 million due from a third party. These interest bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $11.38 million, $3.31 million, $2.35 million，and $0.15 million are pledged either with real estate assets or customer’s trade receivables.

For the six months ended June 30, 2021 and 2020, a net provision of $12.01 thousand, and $27.43 thousand were charged against the consolidated statements of operations and comprehensive income (loss), respectively.

Interest on loans receivable is accrued and credited to income as earned. The Company determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

As of June 30, 2021, loan of $3.65 million aged between 180 ~ 365 days, and loan of $1.49 million aged over one year. The Company has provided allowance for the past due loans.

Movement of allowance for credit losses was as follows:

	June 30, 2021	December 31, 2020
	(Unaudited)
Balance at beginning of the year	$27,432	$4,870,838
Reduction due to deconsolidation	-	(4,870,838)
Provisions	12,014	27,432
Balance at end of the period/year	$39,446	$27,432